SUPPLEMENT DATED APRIL 5, 2022
to

PROSPECTUS DATED JUNE 26, 2018
FOR EXECUTIVE VUL

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
DELAWARE LIFE NY VARIABLE ACCOUNT D

This supplement contains information regarding changes to an investment option that is available under your Policy.

Effective on or about May 1, 2022, the name of the following investment option will be changed:

Current Name	New Name

AB Balanced Wealth Strategy Portfolio	AB Balanced Hedged Allocation Portfolio

THE POLICY REFERENCED IN THIS SUPPLEMENT IS NO LONGER FOR SALE

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.